Revenue - Performance Obligation (Details) - USD ($) $ in Billions	Dec. 31, 2020	Dec. 31, 2019
Revenue from Contract with Customer [Abstract]
Remaining performance obligation	$ 2.2	$ 2.0
Minimum | Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2020-01-01
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction [Line Items]
Revenue over the remaining lives of the contracts		12 months
Minimum | Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2021-01-01
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction [Line Items]
Percentage of revenue recognized on remaining performance obligation	32.00%
Revenue over the remaining lives of the contracts		12 months
Maximum | Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2020-01-01
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction [Line Items]
Percentage of revenue recognized on remaining performance obligation		39.00%
Maximum | Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2022-01-01
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction [Line Items]
Percentage of revenue recognized on remaining performance obligation		84.00%
Revenue over the remaining lives of the contracts	36 months
Maximum | Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2023-01-01
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction [Line Items]
Percentage of revenue recognized on remaining performance obligation	77.00%
Revenue over the remaining lives of the contracts	36 months